Business Combination and Related Agreement - Additional Information (Details) - USD ($)	Dec. 08, 2022	Sep. 30, 2024	Mar. 04, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 23, 2021
Business Acquisition [Line Items]
Common stock, par or stated value per share (in dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.001
GIGCAPITAL5, INC
Business Acquisition [Line Items]
Common stock, par or stated value per share (in dollars per share)				$ 0.0001	$ 0.0001	$ 0.0001
GIGCAPITAL5, INC | PIPE Subscription Agreements | Maximum
Business Acquisition [Line Items]
Aggregate gross proceed under agreements	$ 26,000,000
GIGCAPITAL5, INC | Business Combination Agreement
Business Acquisition [Line Items]
Business acquisition, date of acquisition agreement	Dec. 08, 2022
Business acquisition, share price (in dollars per share)	$ 0.001
Common stock, par or stated value per share (in dollars per share)	$ 0.0001